Share-based payments - Summary of Grant Options and Performance Options granted (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2023 € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Sep. 18, 2023 shares
Management Incentive Plan
Average Exercise Price per Share [Abstract]
Beginning of year (in EUR per share) | € / shares		€ 0.12	€ 0
Granted during the period (in EUR per share) | € / shares	€ 0.12	0	0.12
Exercised during the period (in EUR per share) | € / shares		0	0
Forfeited during the period (in EUR per share) | € / shares		0	0
Ended of year (in EUR per share) | € / shares		0.12	0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0.12	€ 0
Number Of Grant Options [Abstract]
Exercised during the period (in shares)		0
Cancelled during the period (in shares)		0
End of year (in shares)		2,658,426
Grant Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)		1,329,213	0
Granted during the period (in shares)		0	1,329,213
Exercised during the period (in shares)		0	0
Forfeited during the period (in shares)		0	0
End of year (in shares)		1,329,213	1,329,213
Number of options exercisable (in shares)		1,329,213	0
Performance Options
Average Exercise Price per Share [Abstract]
Granted during the period (in EUR per share) | € / shares		€ 0.12
Performance Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)		1,329,213	0
Granted during the period (in shares)		0	1,329,213
Exercised during the period (in shares)		0	0
Forfeited during the period (in shares)		0	0
End of year (in shares)		1,329,213	1,329,213
Number of options exercisable (in shares)		1,329,213	0	996,910
Performance Options | Long-term Incentive Plan
Average Exercise Price per Share [Abstract]
Beginning of year (in EUR per share) | € / shares		€ 0
Granted during the period (in EUR per share) | € / shares		0.12
Exercised during the period (in EUR per share) | € / shares		0
Forfeited during the period (in EUR per share) | € / shares		0
Cancelled during the period (in EUR per share) | € / shares		0
Ended of year (in EUR per share) | € / shares		0.12	€ 0
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares		€ 0.12
Number Of Grant Options [Abstract]
Beginning of year (in shares)		2,220,341	0
Granted during the period (in shares)			2,798,063
Exercised during the period (in shares)			0
Forfeited during the period (in shares)			0
Cancelled during the period (in shares)		(577,722)	(577,722)
End of year (in shares)			2,220,341
Number of options exercisable (in shares)		341,377	341,377